LONG-TERM DEBT - Summary of long-term debt - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Aug. 09, 2016
Debt Instrument [Line Items]
Long-term debt	$ 940,869	$ 646,688
Less: Unamortized deferred financing costs	(12,266)	(7,147)
Less: Current portion	(125,992)	(97,315)
Long-term debt, net of deferred financing costs	802,611	542,226
$360 Facility
Debt Instrument [Line Items]
Long-term debt	350,000	0
$460 Facility
Debt Instrument [Line Items]
Long-term debt	293,028	315,368
$235 Facility
Debt Instrument [Line Items]
Long-term debt	184,461	186,923
$75 Facility
Debt Instrument [Line Items]
Long-term debt	59,375	61,875
$66 Facility
Debt Instrument [Line Items]
Long-term debt	54,005	56,199	$ 66,000
$30 LOC
Debt Instrument [Line Items]
Long-term debt	0	20,323
$20 LOC
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 6,000